Fair Value - Assets and Liabilities Measured at Fair Value on Recurring Basis, Including Financial Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Assets:
Total securities available for sale	$ 17,639	$ 18,516
Loans held for sale	623	1,210
Fair Value Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Financial Assets:
Total securities available for sale	17,639	18,516
Loans held for sale	623	1,210
Fair Value Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Mortgage-backed securities-residential [Member]
Financial Assets:
Total securities available for sale	1,486	1,673
Fair Value Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Collateralized mortgage obligations [Member]
Financial Assets:
Total securities available for sale	9,802	16,843
Fair Value Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Yield maintenance provisions (embedded derivatives) [Member]
Financial Assets:
Assets	990	999
Fair Value Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Interest rate lock commitments [Member]
Financial Assets:
Assets	45	39
Fair Value Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Interest-rate swaps [Member]
Financial Liabilities:
Interest-rate swaps	990	999
Fair Value Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Corporate debt [Member]
Financial Assets:
Total securities available for sale	4,365
Fair Value Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | State and municipal [Member]
Financial Assets:
Total securities available for sale	$ 1,986